Leases Disclosure of amounts included in the Income Statements relating to leases (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Depreciation, right-of-use assets	R 166	R 80
Interest expense on lease liabilities	19	13
Expense relating to short-term leases for which recognition exemption has been used	134	187
Expense relating to leases of low-value assets for which recognition exemption has been used	21	15
Expense relating to variable lease payments not included in measurement of lease liabilities	R 1,050	R 883
percentage of lease payments	76.00%